Pension and Postretirement Benefits (Pension and Postretirement Benefit Plans' Obligations and Assets) (Details) (USD $) In Millions, unless otherwise specified		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2010	Jun. 30, 2012 Pension [Member]	Jun. 30, 2011 Pension [Member]	Jun. 30, 2012 Pension [Member]	Jun. 30, 2011 Pension [Member]	Jun. 30, 2012 Postretirement [Member]	Jun. 30, 2011 Postretirement [Member]	Jun. 30, 2012 Postretirement [Member]	Jun. 30, 2011 Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost		$ 1.6	$ 1.5	$ 3.1	$ 2.9		$ 0.1	$ 0.1	$ 0.1
Interest cost		4.3	4.3	8.6	8.6	0.1	0.2	0.4	0.5
Noncurrent liabilities	$ (64.9)